Liquidity and Financial Condition	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Liquidity And Financial Condition [Abstract]
Liquidity and Financial Condition
2. Liquidity and Financial Condition
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. Since its inception, the Company has incurred net losses. During the six months ended June 30, 2024 and 2023, respectively, the Company incurred net income (losses) of $18,231 and ($22,045), respectively. As of June 30, 2024, the Company had an accumulated deficit of $89,175.
As of June 30, 2024, the
 Company had cash and cash equivalents of $274 which are available to fund future operations. The ongoing viability of the Company is largely dependent on the future financial and operating performance of the Company. To date, the Company has, in large part, relied on debt financing to fund its operations. Management expects to continue to incur significant expenses for the foreseeable future while the Company makes investments to support its anticipated growth. The Company’s ability to continue is dependent upon bitcoin prices remaining at or above certain levels. Based upon current and historical volatility of bitcoin the Company is unable to be certain that it can profitably mine bitcoin to support its operations. As such, there exists substantial doubt about the Company’s ability to remain a going concern within one year after the date these consolidated financial statements were issued.
The Company has received $5,954 in
draws related to the GEM Agreement (Note 10) as of August 14, 2024. The GEM Agreement was terminated as of June 26, 2024 with the signing of the CleanSpark Merger Agreement and the agreed upon outstanding obligations of the Company was paid off on July 2, 2024 (Note 18).
On June 26, 2024, CleanSpark and the Company entered into a senior secured term loan credit agreement (the “CleanSpark Credit Agreement”) under which CleanSpark provided a term loan of $55,919 (the “term loan amount”) to the Company, which the Company is permitted to use solely for certain purposes as set forth in the CleanSpark Credit Agreement. The Company initially borrowed $15,000 upon signing of the CleanSpark Credit Agreement and borrowed the additional $40,919 on July 2, 2024 (Note 18).
The Company terminated and settled the Blockchain debt for $15,000 on June 26, 2024 (Note 10) with the signing of the CleanSpark Merger Agreement. Total principal and interest due at the time of termination was $
67,265
, offset by a discount of $
6,809
. This transaction created a debt on extinguishment of $
45,053
.

2. Liquidity and Financial Condition
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. Since its inception, the Company has incurred net losses. During the years ended December 31, 2023 and 2022, the Company incurred net losses of $18,657 and $61,606, respectively. As of December 31, 2023, the Company had an accumulated deficit of $107,409.
As of December 31, 2023, the Company had cash and cash equivalents of $2,851 which are available to fund future operations. The ongoing viability of the Company is largely dependent on the future financial and operating performance of the Company. To date, the Company has, in large part, relied on debt financing to fund its operations. Management expects to continue to incur significant expenses for the foreseeable future while the Company makes investments to support its anticipated growth. The Company’s ability to continue is dependent upon bitcoin prices remaining at or above certain levels. Based upon current and historical volatility of bitcoin the Company is unable to be certain that it can profitably mine bitcoin to support its operations. As such, there exists substantial doubt about the Company’s ability to remain a going concern within one year after the date these consolidated financial statements were issued.
The Company has received $5,250 in draws related to the GEM facility (Note 14) as of April 15, 2024 and plans to draw the additional funds allowed per the agreement. The Company plans to raise additional bridge investor financing options with corresponding increases in ownership equity as well as continue to reduce or delay expenditures originally forecasted. The Company will have additional needs for capital in the next fiscal year. These additional needs might not be available to fund the Company’s operations.